UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-03451

                             SEI DAILY INCOME TRUST

                                   REGISTRANT
                             SEI Daily Income Trust
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734

                               AGENT FOR SERVICE

                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 1/31

            Date of Reporting Period: July 1, 2008 to June 30, 2009

                             ULTRA SHORT BOND FUND

The Ultra Short Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                   GNMA FUND

The GNMA Fund invests in securities that do not have voting rights.
No votes have been cast on securities by this fund during the reporting period.

                               GOVERNMENT II FUND

 The Government II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                GOVERNMENT FUND

   The Government Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                     INTERMEDIATE-DURATION GOVERNMENT FUND

The Intermediate-Duration Government Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                               MONEY MARKET FUND

 The Money Market Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                             PRIME OBLIGATION FUND

The Prime Obligation Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                         SHORT-DURATION GOVERNMENT FUND

The Short-Duration Government Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                TREASURY II FUND

    The Treasury II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                 TREASURY FUND

     The Treasury Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Name of Registrant: SEI Daily Income Trust

By: /s/ Robert A. Nesher

President

Date: August 31, 2009

3